Convertible Notes and Warrants - 2008 Convertible Note - Additional Information (Detail) - USD ($)			12 Months Ended
	Feb. 10, 2014	Jun. 28, 2013	Dec. 31, 2014	Dec. 31, 2013	Feb. 13, 2015	Dec. 31, 2008
Temporary Equity [Line Items]
Debt, principal amount converted		$ 20,231,000	$ 6,600,000	$ 20,231,000
Conversion price of notes	$ 10.00
Exercise price of warrants	$ 10.00				$ 1.56
Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	$ 233,982	$ 2,581,000		$ 2,581,000
Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Convertible Note converted into preferred/common stock		42,245,834
2008 Convertible Note [Member]
Temporary Equity [Line Items]
Debt instrument initial principal amount						$ 1,400,000
Debt, maturity date description			The 2008 Convertible Note accrued interest at a variable rate based on prime per annum payable at maturity, and matured at the earliest occurrence of, (a) the passing of 48 months from inception of the note, (b) the closing date of an acquisition or asset transfer as defined by the note, or (c) the closing date of the issuance and sale of shares of common stock of the Company in the Company's IPO.
Debt, principal amount converted	$ 1,400,000
Conversion price of notes	$ 10.00
Convertible Note converted into preferred/common stock	163,399
2008 Convertible Note [Member] | Accrued interest [Member]
Temporary Equity [Line Items]
Accrued interest on convertible debt converted	$ 233,982
2008 Convertible Note [Member] | Series A Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Proceeds received from sale of preferred shares including conversion of convertible loan amount that triggers conversion of debt			$ 20,000,000
Proceeds sale of shares that triggers conversion of debt			$ 2,000,000
Notice period of warrant conversion			20 days
Exercise price of warrants			$ 0.60
2008 Convertible Note [Member] | Series A Convertible Preferred Stock [Member] | Minimum [Member]
Temporary Equity [Line Items]
Proceeds from issuance of warrants for equity finance			$ 2,000,000